UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22900

Blackstone Real Estate Income Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)

Blackstone Real Estate Income Advisors L.L.C.

Leon Volchyok

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

With copies to:

Sarah E. Cogan, Esq.

Rajib Chanda, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

Item 1.	Reports to Shareholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Real Estate Income Fund

Semi-Annual Report For the Six-Months Ended June 30, 2017

BLACKSTONE REAL ESTATE INCOME FUND

Dear BREIF Shareholder,

We are pleased to present this semi-annual shareholder report for Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Master Fund and Subsidiary (the “Consolidated Master Fund”). Feeder Fund I, Blackstone Real Estate Income Fund II (“Feeder Fund II”) and the Consolidated Master Fund are collectively referred to as the “Funds” or “BREIF.” This report includes market commentary, performance commentary for the Funds, a listing of the Consolidated Master Fund’s investments and the unaudited financial statements for Feeder Fund I and the Consolidated Master Fund.

Commentary

CMBS Market Overview: The commercial mortgage-backed securities (“CMBS”) market experienced a strong first half of 2017, as credit spreads tightened on strength in the broader markets. The relative outperformance1 came despite some technical headwinds, particularly new CMBS issuance, which was up 26% year-over-year through the first half of 20172. Commercial real estate sponsors took advantage of the strong refinancing market by capitalizing on credit spread compression and relatively low absolute borrowing rates. Supply is expected to remain robust in the third quarter of 2017, which could pressure spreads wider, but CMBS remains attractive relative to corporate high-yield bonds despite recent outperformance by those investments.

Market Themes: In the first quarter of 2017, weakness in commercial mortgage-backed indexes was driven by concerns over retail exposure. In the second quarter of 2017, those concerns subsided, as did market volatility in general. The Chicago Board Options Exchange’s Volatility Index (“VIX”), a measure of implied volatility in index options, reached the lowest level in 24 years. Thanks in part to this broad-based market stabilization, CMBS outperformed similar credit products1 in the first half of 20173. CMBS credit spreads could grind tighter as volatility remains muted, but we remain cautious and continue to position the Funds’ portfolio away from retail exposure and other types of idiosyncratic risk.

Portfolio Construction: The Funds capitalized on the recent rally to sell high-beta, high-duration positions that outperformed over the past three quarters. We continue to view CMBS’s relative value as attractive but have shifted the Funds’ portfolio towards shorter duration, high current-yield securities. We have accumulated more cash during the quarter given our view that there may be a better entry point over the next few months but we don’t see any immediate catalyst for material credit spread widening. The Funds are focused on adding single-asset/borrower deals and pre-crisis CMBS because our view is that these sectors may exhibit lower volatility and less correlation with the public markets. Overall, we believe the best strategy is to remain patient and move up in credit quality.

As of June 30, 2017 unless otherwise indicated

[1]	Bloomberg Barclays BBB- CMBS Total Return Index (LC31TRUU) was up 6.3% from 12/31/16 to 6/30/17 and BAML Corp. HY Index (H0A0) was up 4.9%.
[2]	Source: Commercial Mortgage Alert as of June 30, 2017
[3]	Source: Bloomberg as of June 30, 2017

Fund Performance

The chart below illustrates BREIF’s performance relative to its peer group4 during the 6 and 12 month periods ended June 30, 2017 and fund inception-to-date5. During the first six months of 2017, Feeder I and Feeder Fund II experienced net outflows of $32.8 million and $21.6 million, respectively, but due to positive performance, Feeder Fund I’s net assets increased to a total of $601.0 million, and Feeder Fund II’s net assets decreased to a total of $305.3 million.

Total Net Return
	Feeder Fund I	Feeder Fund II		Peer Group(4)
		Advisor - Class I	Institutional - Class II
6 Months	6.50%	6.74%	6.87%	5.23%
12 Months	11.09%	11.59%	11.89%	8.80%
ITD(5)	4.41%	4.92%	5.19%	3.88%

Net Assets
	December 2015	December 2016	June 2017	6/30/17 vs. 12/31/16 Change (% )
Net Asset Value ($ in millions)
Feeder Fund I	$620.4	$599.1	$601.0	0.3%
Feeder Fund II	$199.3	$307.4	$305.3	(0.6%)

NAV per Share
Feeder Fund I	$1,011.56	$959.96	$1,003.44	4.5%
Feeder Fund II
Advisor - Class I	$1,009.08	$956.41	$999.44	4.5%
Institutional - Class II	$1,016.01	$966.22	$1,009.82	4.5%

Performance Drivers

BREIF’s asset selection in CMBS and corporate credit contributed positively to the Funds’ overall performance. Our new issue CMBX long position, which we significantly reduced during the period, detracted from our historic 2016 performance as investors sold the index to express a negative view of the retail sector, particularly regional malls.

Certain statements in this report are forward-looking statements. These forward-looking statements are generally identified by their use of such terms and phrases as “intend,” “goal,” “estimate,” “expect,” “project,” “projections,” “plans,” “seeks,” “anticipates,” “should,” “could,” “may,” “designed to,” “foreseeable future,” “believe,” and “scheduled” and similar expressions. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

[4]	Peer group selected by Morningstar, Inc. with input from BREIF’s investment manager. Represents average total return of peers. ITD total return for the Peer group excludes funds that were launched after BREIF’s inception.
[5]	Inception date of April 1, 2014. ITD returns are annualized values

Blackstone Real Estate Income Fund

Statement of Assets and Liabilities

As of June 30, 2017 (Unaudited)

Assets:
Investment in Consolidated Master Fund, at fair value	$622,775,230
Cash	1,327,000
Other assets	8,520

Total Assets	624,110,750

Liabilities:
Income distribution payable	1,746,657
Payable for shares repurchased	18,934,781
Payable for distribution fees	515,147
Payable for service fees	257,576
Payable to Investment Manager	216,904
Subscriptions received in advance	1,327,000
Accrued expenses	83,748

Total Liabilities	23,081,813

Net Assets	$601,028,937

Components of Net Assets:
Paid-in capital	$607,575,791
Undistributed net investment income	10,486,143
Accumulated net realized loss	(26,369,675)
Net unrealized appreciation	9,336,678

Net Assets	$601,028,937

Net Asset Value:
Net Assets	$601,028,937
Shares of beneficial interest outstanding, $0.001 par value, unlimited shares authorized	598,966

Net asset value per share	$1,003.44

See Notes to Financial Statements.

Blackstone Real Estate Income Fund

Statement of Operations

For the Six-Months Ended June 30, 2017 (Unaudited)

Investment Income:
Interest—fund level	$64

Interest allocated from Consolidated Master Fund	36,232,038

Investment income allocated from Consolidated Master Fund	36,232,038

Expenses allocated from Consolidated Master Fund excluding Incentive Fees	(9,144,803)
Incentive Fees allocated from Consolidated Master Fund	(7,230,578)

Expenses allocated from Consolidated Master Fund including Incentive Fees	(16,375,381)

Net investment income allocated from Consolidated Master Fund	19,856,657

Total investment income	19,856,721

Expenses:
Distribution fees	1,522,947
Service fees	761,474
Registration fees	23,694
Printing and postage fees	16,770
Professional fees	16,591

Total expenses	2,341,476

Expenses recouped by Investment Manager	352,764

Net expenses	2,694,240

Net investment income	17,162,481

Net Realized and Unrealized Gain (Loss) Allocated from Consolidated Master Fund:
Net realized gain (loss) from:
Investments	5,988,107
Securities sold short	3,813,357
Foreign currency transactions	(2,699,855)
Swap contracts	(2,006,272)

Net realized gain	5,095,337

Net change in unrealized appreciation (depreciation) on:
Investments	20,355,028
Securities sold short	(5,420,046)
Forward foreign currency exchange contracts	(3,401,773)
Foreign currency translations	3,992,942
Swap contracts	552,043

Net change in unrealized appreciation	16,078,194

Net realized and unrealized gain	21,173,531

Net increase in net assets resulting from operations	$38,336,012

See Notes to Financial Statements.

Blackstone Real Estate Income Fund

Statement of Changes in Net Assets

	Six-Months Ended 6/30/2017 (unaudited)	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,162,481	$23,207,728
Net realized gain (loss)	5,095,337	(7,471,538)
Net change in unrealized appreciation (depreciation)	16,078,194	(8,005,340)

Net increase in net assets resulting from operations	38,336,012	7,730,850

Distributions:
Distributions of net investment income to shareholders	(11,548,810)	(39,957,361)

Capital Transactions:
Shareholder subscriptions	11,500,033	54,990,452
Shareholder reinvestments	7,859,593	26,615,070
Shareholder repurchases	(44,265,856)	(70,687,849)

Net increase (decrease) in net assets from capital transactions	(24,906,230)	10,917,673

Early withdrawal fees	8,853	12,107

Net increase (decrease) in net assets	1,889,825	(21,296,731)

Net Assets:
Beginning of period	599,139,112	620,435,843

End of period	$601,028,937	$599,139,112

Undistributed net investment income	$10,486,143	$4,872,472

Share Transactions:
Beginning of period	624,131	613,345
Shares issued for shareholder subscriptions	11,715	56,357
Reinvestment in Shares	7,940	27,672
Shares repurchased	(44,820)	(73,243)

End of period	598,966	624,131

See Notes to Financial Statements.

Blackstone Real Estate Income Fund

Financial Highlights

(For Shares Outstanding Throughout the Period)

	Six-Months Ended 6/30/2017 (unaudited)		Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014(a)
Net Asset Value, Beginning of Period	$959.96		$1,011.56	$1,004.74	$1,000.00
Income From Investment Operations:
Net investment income(b)	27.75		36.10	28.93	10.37
Net realized and unrealized gain (loss)	34.33		(25.87)	18.13	10.04

Net income from investment operations	62.08		10.23	47.06	20.41

Less Distributions to Shareholders:
Distribution of net investment income to shareholders	(18.61)		(61.85)	(33.30)	(15.67)
Distribution of net realized capital gains to shareholders	—		—	(6.98)	—

Total Distributions	(18.61)		(61.85)	(40.28)	(15.67)

Early Withdrawal Fees	0.01		0.02	0.04	—

Net Asset Value, End of Period	$1,003.44		$959.96	$1,011.56	$1,004.74

Total Return on Net Asset Value	6.50	%(c)	1.13%	4.68%	2.04	%(c)

Ratios to Average Net Assets:
Expenses to average net assets for the Feeder Fund I before reimbursement from Investment Manager and allocated Incentive Fees(e)	4.89	%(d)	4.82%	4.62%	4.28	%(d)
Allocated Incentive Fees to average net assets of the Feeder Fund I(e)	2.38	%(d)	0.43%	0.85%	0.52	%(d))

Total expenses to average net assets for the Feeder Fund I before reimbursement from Investment Manager(e)	7.27	%(d)	5.25%	5.47%	4.80	%(d)

Reimbursement from Investment Manager(f)	(1.00	)%(d)	(1.07)%	(1.12)%	(0.57	)%(d)

Total expenses to average net assets for the Feeder Fund I after reimbursement from Investment Manager(e)	6.27	%(d)	4.18%	4.35%	4.23	%(d)

Net investment income gross of Incentive Fees to average net assets for the Feeder Fund I	8.03	%(d)	4.15%	3.66%	1.89	%(d)

Net investment income to average net assets of the Feeder Fund I	5.65	%(d)	3.72%	2.81%	1.37	%(d)

Supplementary Data:
Net assets, end of period (in thousands)	$601,029		$599,139	$620,436	$442,504

Portfolio turnover(g)	19	%(h)	26%	41%	31	%(h)

(a)	For the period April 1, 2014 (commencement of investment operations) through December 31, 2014.
(b)	Calculated using average shares outstanding during the period.
(c)	Total Return has not been annualized.
(d)	Financial ratios have been annualized.
(e)	Includes the Feeder Fund I’s share of the Consolidated Master Fund’s allocated expenses.
(f)	The reimbursement includes expenses incurred by the Feeder Fund I and the Consolidated Master Fund. See Note 4.
(g)	The Feeder Fund I is invested solely in the Consolidated Master Fund, therefore this ratio reflects the portfolio turnover for the Consolidated Master Fund.
(h)	Percentage represents the results for the periods presented and are not annualized.

See Notes to Financial Statements.

Blackstone Real Estate Income Fund

Notes to Financial Statements

For the Six-Months Ended June 30, 2017 (Unaudited)

1. Organization

Blackstone Real Estate Income Fund (the “Feeder Fund I”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a continuously offered non-diversified, closed-end management investment company. The Feeder Fund I commenced investment operations on April 1, 2014. The Feeder Fund I’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments. The Feeder Fund I pursues its investment objective by investing substantially all of its assets in Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Feeder Fund I. The Master Fund consolidates a wholly-owned subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd. (the “Subsidiary” and together with the Master Fund, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Fund I is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Fund I supervises the conduct of the Consolidated Master Fund’s and the Feeder Fund I’s affairs and, pursuant to their investment management agreements, has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Fund I’s day-to-day investment activities and operations.

The Consolidated Master Fund’s financial statements, which are attached hereto, are an integral part of these financial statements and should be read in conjunction with the Feeder Fund I’s financial statements. At June 30, 2017, the Feeder Fund I held a 66% ownership interest in the Consolidated Master Fund.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Fund I.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Feeder Fund I is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The Feeder Fund I’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The preparation of financial statements in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the financial statements and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results may differ from these estimates.

Investment in Consolidated Master Fund and Fair Value Measurement

The Feeder Fund I’s investment in the Consolidated Master Fund is recorded at fair value and is based upon the Feeder Fund I’s percentage ownership of the net assets of the Consolidated Master Fund. The performance of the Feeder Fund I is directly affected by the performance of the Consolidated Master Fund.

Blackstone Real Estate Income Fund

Notes to Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

See Note 2 to the Consolidated Master Fund’s Financial Statements for the determination of fair value of the Consolidated Master Fund’s investments.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. The Feeder Fund I’s net investment income or loss consists of the Feeder Fund I’s pro-rata share of the net investment income or loss of the Consolidated Master Fund, less all expenses of the Feeder Fund I. Realized and unrealized gains and losses from sale of investments consist of the Feeder Fund I’s pro-rata share of the Consolidated Master Fund’s realized and unrealized gains and losses.

Cash

As of June 30, 2017, the Feeder Fund I held $1,327,000 at a major U.S. bank.

Contingencies

Under the Feeder Fund I’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Feeder Fund I’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Feeder Fund I. Additionally, in the normal course of business, the Feeder Fund I may enter into contracts that contain a variety of representations and indemnification obligations and expects the risk of loss to be remote.

Income Taxes

The Feeder Fund I’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its investment company net taxable investment income and net capital gain realized on investments to its shareholders. Therefore, no federal income tax provision is required. The Feeder Fund I plans to file U.S. Federal and various state and local tax returns.

For the open tax years and all major jurisdictions, management of the Feeder Fund I has concluded that there are no uncertain tax positions that would require recognition in the consolidated financial statements. No income tax returns are currently under examination. The statute of limitations on the Feeder Fund I’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2016.

Dividends and Distributions to Shareholders

Dividends from net investment income are expected to be declared and paid quarterly. Distributions from capital gains are expected to be declared and paid at least annually. Dividends and capital gain distributions paid by the Feeder Fund I will be reinvested in additional common shares of beneficial interest, par value $0.001 per share, of the Feeder Fund I (“Shares”), unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment are issued at their net asset value on the next valuation date following the ex-dividend date.

3. Fund Terms

Issuance of Shares

The Feeder Fund I offers its Shares on a best efforts basis pursuant to a continuous offering registered with the Securities and Exchange Commission. The Feeder Fund I will issue Shares to eligible investors as of the

Blackstone Real Estate Income Fund

Notes to Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

first business day of the month or at such other times as determined by the Board upon receipt and acceptance of an initial or additional application for Shares. The Feeder Fund I reserves the right to reject any applications for subscriptions of Shares. Shares are subject to a maximum sales load of up to 3.00%. No public market exists for the Shares, and none is expected to develop. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Feeder Fund I’s Declaration of Trust.

Repurchase of Shares

The Feeder Fund I may, from time to time, offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. Shareholders who tender Shares within the 12 month period following acquisition will be subject to an early withdrawal fee of 2.00% of the aggregate net asset value of the Shares repurchased by the Feeder Fund I. The early withdrawal fees for the Feeder Fund I for the six-months ended June 30, 2017 were $8,853. In determining whether the Feeder Fund I should repurchase Shares from shareholders pursuant to written tenders, the Feeder Fund I’s Board will consider the Investment Manager’s recommendations. The Investment Manager expects that generally it will recommend to the Feeder Fund I’s Board that the Feeder Fund I offer to repurchase Shares from shareholders on a quarterly basis. Since the Feeder Fund I’s assets consist primarily of its investment in the Consolidated Master Fund, the ability of the Feeder Fund I to have its Shares in the Consolidated Master Fund repurchased is subject to the Consolidated Master Fund’s repurchase policy.

The timing, terms and conditions of any particular repurchase offer may vary at the sole discretion of the Board. Repurchase offers will generally commence approximately 95 days prior to the last day of March, June, September and December each year (each such last date is referred to as a “Tender Valuation Date”) and remain open for approximately 30 calendar days.

4. Investment Manager Fees and Other Related Party Transactions

Management Fee

The Consolidated Master Fund pays the Investment Manager an aggregate fixed management fee (the “Management Fee”), payable quarterly in arrears on the last business day of each quarter. The Management Fee accrues monthly at an annual rate of 1.50% of the Consolidated Master Fund’s Managed Assets at the end of such month before giving effect to the Management Fee payment being calculated or any purchases or repurchases of Consolidated Master Fund shares or any distributions by the Consolidated Master Fund. The Management Fee will reduce the net asset value of the Consolidated Master Fund (and indirectly, of the Feeder Fund I) as of the end of the accounting period in which it is payable and after the calculation of the Management Fee. The Management Fee for any period less than a full quarter will be prorated. Effective October 1, 2014 through December 31, 2017, the Investment Manager agreed to temporarily reduce its Management Fee to an annualized rate of 0.75% of the Consolidated Master Fund’s Managed Assets (“Management Fee Waiver”). The Investment Manager may, in its sole discretion and at any time (including prior to December 31, 2017), elect to extend, terminate or modify its voluntary waiver. The Investment Manager will not charge the Feeder Fund I a Management Fee as long as substantially all of the assets of the Feeder Fund I are invested in the Consolidated Master Fund. The Feeder Fund I indirectly bears a pro-rata share of the Consolidated Master Fund’s Management Fee, which was $3,416,479, net of Management Fee Waiver, for the six-months ended June 30, 2017.

Blackstone Real Estate Income Fund

Notes to Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

Incentive Fee

The Consolidated Master Fund accrues a performance-based incentive fee (the “Incentive Fee”) on a monthly basis throughout the fiscal year of the Consolidated Master Fund. The Incentive Fee is paid to the Investment Manager promptly after the end of each fiscal year of the Consolidated Master Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Consolidated Master Fund’s Net Capital Appreciation (as defined below) for each Fiscal Period ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account and any allocated Management Fee expense for such Fiscal Period, without duplication for any Incentive Fees paid during such fiscal year. The Consolidated Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a repurchase offer by the Consolidated Master Fund. For purposes of calculating the Incentive Fee, “Net Capital Appreciation” means, with respect to any Fiscal Period, the difference, if any, between (x) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the end of that Fiscal Period (prior to the Incentive Fee for such Fiscal Period) increased by the dollar amount of the Consolidated Master Fund’s interests repurchased during the Fiscal Period (excluding repurchases as of the last day of the Fiscal Period after determination of the Incentive Fee), (ii) the amount of any dividends, distributions or withdrawals paid to shareholders during the Fiscal Period and not reinvested in the Consolidated Master Fund (excluding any dividends, distributions or withdrawals to be paid as of the last day of the Fiscal Period), and (iii) the Management Fee expense for that Fiscal Period, and (y) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the beginning of that Fiscal Period (prior to the Management Fee for such Fiscal Period), increased by the dollar amount of the Consolidated Master Fund’s interests issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Consolidated Master Fund) and (ii) the amount of any subscriptions to the Consolidated Master Fund during that Fiscal Period. All calculations of Net Capital Appreciation will be made (without duplication) after deduction of all general, administrative and other operating expenses of the Consolidated Master Fund (excluding the Incentive Fee) and any amounts necessary, in the Investment Manager’s sole discretion, as appropriate reserves for such expenses. The Investment Manager will not charge the Feeder Fund I an Incentive Fee as long as substantially all of the assets of the Feeder Fund I are invested in the Consolidated Master Fund. The Feeder Fund I indirectly bears a pro-rata share of the Consolidated Master Fund’s Incentive Fee, which was $7,230,578 for the six-months ended June 30, 2017.

Expense Limitation and Reimbursement

The Investment Manager has voluntarily entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation and Reimbursement Agreement”) with the Feeder Fund I to limit the amount of the Feeder Fund I’s Specified Expenses (as defined below) to no more than 0.35% per annum of the Feeder Fund I’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). Specified Expenses includes all expenses incurred in the business of the Feeder Fund I and the Feeder Fund I’s pro-rata share of the expenses incurred in the business of the Consolidated Master Fund, including organizational costs, with the exception of: (i) the Management Fee, (ii) the Incentive Fee, (iii) the Distribution and Service Fee, (iv) brokerage costs, (v) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Feeder Fund I or the Consolidated Master Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of the Investment Manager). To the extent that Specified Expenses for the Feeder Fund I (including the Feeder Fund I’s pro-rata share of the Consolidated Master Fund’s Specified Expenses) for any month exceed the Expense Cap, the Investment Manager will waive its fees and/or reimburse the Feeder Fund I for expenses to the extent necessary to eliminate such excess. The Expense Limitation and Reimbursement Agreement cannot be terminated prior to December 31, 2017 without the Board’s consent. The Feeder Fund I has agreed to repay the amounts borne by the Investment Manager under the Expense Limitation and

Blackstone Real Estate Income Fund

Notes to Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

Reimbursement Agreement within the three year period after the Investment Manager bears the expense, when and if requested by the Investment Manager, but only if and to the extent that the Specified Expenses of the Feeder Fund I (including the Feeder Fund I’s pro-rata share of the Consolidated Master Fund’s Specified Expenses) are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Specified Expenses. The Investment Manager may recapture a Specified Expense in any year within the three-year period after the Investment Manager bears the expense. The Investment Manager is permitted to receive such repayment from the Feeder Fund I provided that the reimbursement amount does not raise the level of Specified Expenses of the Feeder Fund I (including the Feeder Fund I’s pro-rata share of the Consolidated Master Fund’s Specified Expenses) in the month the repayment is being made to a level that exceeds the Expense Cap or any other expense limitation agreement then in effect with respect to the Specified Expenses.

For the six-months ended June 30, 2017, the recoupments made by the Feeder Fund I to the Investment Manager were $352,764. As of June 30, 2017, the total repayments that may potentially be made by the Feeder Fund I to the Investment Manager is $656,543, of which $175,447 will expire by December 31, 2017, $247,154 will expire by December 31, 2018, and $233,942 will expire by December 31, 2019.

Distribution Agreement and Service Plan

Blackstone Advisory Partners L.P., an affiliate of the Investment Manager, acts as the distributor of the Shares (the “Distributor”). Pursuant to a distribution agreement between the Feeder Fund I and the Distributor, the Feeder Fund I pays the Distributor a fee (the “Distribution and Service Fee”) equal to 0.75% (annualized) of the average net assets of the Feeder Fund I, in accordance with the Feeder Fund I’s Distribution and Service Plan. The Distribution and Service Fee consists of 0.50% for the sale and marketing of the Shares and 0.25% for personal services provided to shareholders and/or the maintenance of shareholder accounts and to reimburse the Distributor for related expenses incurred. The Distributor may pay all or a portion of the Distribution and Service Fee to the selling agents that sell Shares. The Feeder Fund I’s Distribution and Service Fees were $1,522,947 and $761,474, respectively, for the six-months ended June 30, 2017.

5. Administration Agreements

The Consolidated Master Fund and the Feeder Fund I have entered into administration, custody and transfer agency agreements (the “Administration Agreements”) with State Street Bank and Trust Company (“State Street”). State Street and/or its affiliates are responsible for providing administration, custody and transfer agency services for the Consolidated Master Fund and the Feeder Fund I, including, but not limited to: (i) maintaining corporate and financial books and records of the Consolidated Master Fund and the Feeder Fund I, (ii) providing administration services and (iii) performing other accounting and clerical services necessary in connection with the administration of the Consolidated Master Fund and the Feeder Fund I. The services performed by State Street may be completed by one or more of its affiliated companies.

6. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Consolidated Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Consolidated Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Consolidated Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Blackstone Real Estate Income Fund

Notes to Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

Derivatives Risks: The Consolidated Master Fund enters into derivatives transactions which may include, without limitation, options contracts, futures contracts, options on futures contracts, forward contracts, interest rate swaps, total return swaps, credit default swaps and other swap agreements for investment, hedging or leverage purposes. The Consolidated Master Fund’s use of derivative instruments may be particularly speculative and involves investment risks and transaction costs to which the Consolidated Master Fund would not be subject absent the use of these instruments, and the use of derivatives generally involves leverage in the sense that the investment exposure created by the derivatives may be significantly greater than the Consolidated Master Fund’s initial investment in the derivatives. Thus, the use of derivatives may result in losses in excess of principal or greater than if they had not been used. The ability to successfully use derivative instruments depends on the ability of the Investment Manager. The skills needed to employ derivatives strategies are different from those needed to select portfolio security and, in connection with such strategies, the Investment Manager must make predictions with respect to market conditions, liquidity, currency movements, market values, interest rates and other applicable factors, which may be inaccurate.

Credit and Counterparty Risk: The Consolidated Master Fund will be subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of over-the-counter (“OTC”) instruments) entered into by the Consolidated Master Fund. Counterparty risk is the risk that the other party in a derivative transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Consolidated Master Fund’s counterparties with respect to their derivative transactions will affect the value of those instruments. By entering into derivatives, the Consolidated Master Fund assumes the risks that theses counterparties could experience financial hardships that could call into question their continued ability to perform their obligations. As a result, concentration of such derivatives in any one counterparty would subject the Consolidated Master Fund to an additional degree of risk with respect to defaults by such counterparty. The Investment Manager will monitor the creditworthiness of counterparties in order to evaluate that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Consolidated Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Consolidated Master Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Consolidated Master Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. The Consolidated Master Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Currently, certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Consolidated Master Fund. Counterparty risk with respect to certain exchange-traded and over-the counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. Cash collateral that has been pledged to cover obligations of the Consolidated Master Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Blackstone Real Estate Income Fund

Notes to Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

Liquidity Risk: Some securities held by the Consolidated Master Fund may be difficult to sell, or illiquid, during times of market turmoil or otherwise. Illiquid securities may also be difficult to value. If the Consolidated Master Fund is forced to sell an illiquid asset to meet repurchase requests or other cash needs, the Consolidated Master Fund may be forced to sell at a loss or at a price lower than it could have otherwise received.

Non-Diversification Risk: The Consolidated Master Fund is classified as a “non-diversified” investment company which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Consolidated Master Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. The Feeder Fund I’s prospectus includes a discussion of the principal risks of investing in the Feeder Fund I and indirectly in the Consolidated Master Fund.

7. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the financial statements.

Blackstone Real Estate Income Fund

Supplemental Information

June 30, 2017 (Unaudited)

Form N-Q Filings

The Feeder Fund I files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Feeder Fund I’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Feeder Fund I’s first and third fiscal quarters. The Feeder Fund I’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Feeder Fund I and the Consolidated Master Fund have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Feeder Fund I’s and the Consolidated Master Funds’ portfolio securities, and information regarding how the Feeder Fund I and Consolidated Master Fund voted proxies relating to their portfolio securities during the most recent 6-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-800-248-1621 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Feeder Fund I’s registration statement includes additional information about the Trustees of the Consolidated Master Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev August, 2015

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎    Social Security number and income

∎    Assets and investment experience

∎    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund and Blackstone / GSO Strategic Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎    open an account or give us your income information

∎    provide employment information or give us your contact information

∎    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎    sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎    affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

June 30, 2017 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Commercial Mortgage-Backed Securities	95.1%
Interest Only Commercial Mortgage-Backed Securities(1)	0.0
Mezzanine Debt	16.0
Bank Loan	0.4
High Yield Bonds & Notes	4.9
Money Market Fund	11.4
Purchased Options	0.1
Securities Sold Short	(16.0)
Other Liabilities in Excess of Other Assets(2)	(11.9)

Total	100.0%

(1)	Represents less than 0.1%
(2)	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value

LONG-TERM INVESTMENTS — 116.4%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 95.1%
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a),(b),(c)	$12,573,000	$13,959,250
American Homes 4 Rent, Series 2014-SFR3, Class E, 6.42%, 12/17/36 (a),(c)	7,902,000	8,877,142
American Homes 4 Rent, Series 2015-SFR1, Class E, 5.64%, 04/17/52 (a),(c)	10,071,000	10,836,695
American Homes 4 Rent, Series 2015-SFR2, Class E, 6.07%, 10/17/45 (a),(b)	4,857,000	5,380,513
Banc of America Merrill Lynch, Series 2015-ASHF, Class F, 1 mo. USD LIBOR + 5.00%, 6.16%, 01/15/28 (a),(c),(d)	8,915,000	8,957,292
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class F, 5.58%, 10/10/45 (a),(d)	1,124,000	1,138,410
Barclays Commercial Mortgage,
Series 2015-RRI, Class E, 1 mo. USD LIBOR + 3.60%, 5.26%, 05/15/32 (a),(c),(d)	26,904,000	26,984,241
Series 2015-RRI, Class F, 1 mo. USD LIBOR + 4.45%, 6.11%, 05/15/32 (a),(b),(c),(d)	26,137,000	26,214,102
BBCMS Trust, Series 2015-STP, Class E, 4.43%, 09/10/28 (a),(b),(c),(d)	14,884,000	14,337,979
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class B, 5.66%, 10/12/41 (a),(b),(d)	3,097,194	2,920,276
BHMS Mortgage Trust,
Series 2014-ATLS, Class DFL, 1 mo. USD LIBOR + 3.00%, 3.99%, 07/05/33 (a),(b),(c),(d)	2,366,000	2,380,193
Series 2014-ATLS, Class EFL, 1 mo. USD LIBOR + 4.00%, 4.99%, 07/05/33 (a),(c),(d)	10,000,000	9,885,127
CD Commercial Mortgage Trust, Series 2016-CD2, Class D, 2.92%, 11/10/49 (b),(d)	5,873,000	4,650,486
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.44%, 12/10/54 (a),(b)	1,260,000	1,011,613
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D, 3.00%, 06/15/50 (a)	2,253,000	1,601,813
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class D, 5.01%, 09/10/45 (a),(d)	758,000	711,872
Series 2012-GC8, Class E, 5.00%, 09/10/45 (a),(b),(d)	6,296,926	5,191,946
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.60%, 04/10/46 (a),(b),(d)	2,824,000	2,633,244
Citigroup Commercial Mortgage Trust, Series 2016, Class P5, 3.00%, 10/10/49 (a),(b)	3,024,000	2,213,075
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class D, 3.25%, 12/10/49 (a),(b)	1,208,000	913,590
Colony American Homes, Series 2014-1A, Class E, 1 mo. USD LIBOR + 2.80%, 4.01%, 05/17/31 (a),(b),(c),(d)	11,939,830	11,957,871

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Colony Starwood Homes Trust, Series 2016-1A, Class E, 1 mo. USD LIBOR + 4.15%, 5.36%, 07/17/33 (a),(b),(d)	$6,295,000	$6,495,146
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48 (c)	25,976,000	13,731,683
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.47%, 12/10/45 (a),(c),(d)	12,489,160	9,348,250
Commercial Mortgage Trust, Series 2013-CR11, Class G, 4.27%, 08/10/50 (a),(b),(d)	21,428,233	6,773,788
Commercial Mortgage Trust,
Series 2013-CR8, Class D, 4.09%, 06/10/46 (a),(b),(d)	17,866,000	16,031,308
Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c),(d)	9,423,992	6,736,160
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.21%, 08/10/46 (a),(b),(d)	2,218,000	2,166,380
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.91%, 02/10/47 (a),(b),(d)	1,012,000	935,008
Commercial Mortgage Trust, Series 2014-CR17, Class E, 4.96%, 05/10/47 (a),(b),(d)	8,387,000	6,197,176
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 4.81%, 08/15/31 (a),(b),(d)	16,445,000	15,046,236
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 5.66%, 08/15/31 (a),(b),(d)	10,598,000	8,949,490
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(b)	2,006,000	1,513,054
Commercial Mortgage Trust, Series 2014-UBS6, Class E, 4.61%, 12/10/47 (a),(b),(d)	9,693,000	6,956,137
Commercial Mortgage Trust,
Series 2015-CR23, Class CMD, 3.81%, 05/10/48 (a),(c),(d)	12,898,000	12,510,919
Series 2015-CR23, Class CME, 3.81%, 05/10/48 (a),(c),(d)	15,044,000	14,066,074
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (b),(d)	6,434,000	5,029,922
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.95%, 08/10/48 (b),(d)	1,243,000	988,531
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.64%, 10/10/48 (b),(d)	3,739,000	2,790,797
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.91%, 08/10/49 (a),(b),(d)	1,456,000	1,102,518
Commercial Mortgage Trust, Series 2016-COR1, Class D, 3.54%, 10/10/49 (a),(c),(d)	9,479,000	7,028,214
Commercial Mortgage Trust, Series 2016-CR28, Class D, 4.05%, 02/10/49 (b),(d)	2,546,000	2,305,820
Commercial Mortgage Trust, Series 2016-DC2, Class D, 4.05%, 02/10/49 (a),(d)	877,000	652,993
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.91%, 06/15/39 (d)	128,679	121,145

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class B, 6.25%, 09/15/39 (a),(d)	$2,505,000	$2,512,598
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.10%, 08/15/38 (a),(d)	695,000	615,423
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (b)	6,696,054	6,172,721
Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.37%, 09/15/37 (a),(b)	5,579,000	4,853,228
Credit Suisse Mortgage Trust, Series 2015-CSMC, Class E, 1 mo. USD LIBOR + 4.15%, 5.28%, 03/15/28 (a),(c),(d)	26,859,000	26,891,432
Cress Ltd., Series 2008, Class F, 2.08%, 12/21/42 (d),(f)	12,962,134	444,601
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M2, 3.81%, 12/25/29 (d)	12,447,000	12,464,857
FREMF Mortgage Trust, Series 2015-K50, Class C, 3.91%, 10/25/48 (a),(b),(d)	3,704,000	3,453,388
FREMF Mortgage Trust, Series 2015-K51, Class C, 4.09%, 10/25/48 (a),(b),(d)	8,226,000	7,653,577
FREMF Mortgage Trust, Series 2016-K53, Class C, 4.16%, 03/25/49 (a),(b),(c),(d)	12,348,000	11,367,306
FREMF Mortgage Trust, Series 2016-K54, Class C, 4.19%, 04/25/48 (a),(b),(c),(d)	9,224,000	8,638,940
FREMF Mortgage Trust, Series 2016-K55, Class C, 4.29%, 04/25/49 (a),(c),(d)	4,706,000	4,425,537
FREMF Mortgage Trust,
Series 2016-K56, Class B, 4.07%, 06/25/49 (a),(b),(d)	2,664,000	2,666,309
Series 2016-K56, Class C, 4.07%, 06/25/49 (a),(b),(d)	1,658,000	1,516,900
FREMF Mortgage Trust, Series 2016-K57, Class C, 4.05%, 08/25/49 (a),(b),(d)	3,869,000	3,520,310
FREMF Mortgage Trust, Series 2016-K58, Class C, 3.87%, 09/25/49 (a),(b),(d)	5,205,000	4,623,460
FREMF Mortgage Trust, Series 2016-K59, Class C, 3.69%, 11/25/49 (a),(b),(d)	955,000	842,198
FREMF Mortgage Trust, Series 2016-K60, Class C, 3.66%, 12/25/49 (a),(b),(d)	1,744,000	1,533,427
FREMF Mortgage Trust, Series 2016-K722, Class C, 3.97%, 07/25/49 (a),(c),(d)	3,370,000	3,108,223
FREMF Mortgage Trust, Series 2016-KF16, Class B, 1 mo. USD LIBOR + 6.64%, 7.86%, 03/25/26 (a),(c),(d)	9,137,632	9,502,960
FREMF Mortgage Trust, Series 2016-KF25, Class B, 1 mo. USD LIBOR + 5.00%, 6.00%, 09/25/23 (d)	11,363,808	11,871,576
FREMF Mortgage Trust, Series 2017-K63, Class B, 4.00%, 02/25/50 (a),(b),(d)	4,353,000	4,249,141
FREMF Mortgage Trust, Series 2017-K64, Class C, 4.12%, 03/25/27 (a),(b),(d)	3,571,000	3,267,582
FREMF Mortgage Trust, Series 2017-K724, Class C, 3.60%, 11/25/23 (a),(b),(d)	2,481,000	2,240,218

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
FREMF Mortgage Trust, Series 2017-KF28, Class B, 1 mo. USD LIBOR + 4.00%, 5.00%, 01/25/24 (a),(b),(d)	$5,440,316	$5,587,541
FREMF Mortgage Trust, Series 2017-KF30, Class B, 1 mo. USD LIBOR + 3.25%, 4.25%, 03/25/27 (a),(d)	4,764,877	4,779,592
FREMF Mortgage Trust, Series 2017-KF31, Class B, 1 mo. USD LIBOR + 2.90%, 3.96%, 04/25/24 (a),(d)	5,171,000	5,128,022
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX, 3.49%, 12/15/34 (a),(c),(d)	20,361,000	20,336,856
Series 2015-NRF, Class FFX, 3.49%, 12/15/34 (a),(b),(d)	4,087,000	4,034,160
GE Commercial Mortgage Corp., Series 2005-C4, Class AJ, 5.90%, 11/10/45 (d)	7,250,532	7,246,700
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (c),(d)	11,562,300	11,589,160
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AJ, 5.35%, 11/10/45 (d)	890,333	749,124
Great Wolf Trust, Series 2015-WOLF, Class E, 1 mo. USD LIBOR + 4.45%, 5.44%, 05/15/34 (a),(c),(d)	23,719,000	23,991,648
GS Mortgage Securities Trust, Series 2006-CC1, Class A, 5.58%, 03/21/46 (a),(d)	437,202	360,259
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (b)	4,595,000	1,475,124
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.98%, 08/10/45 (c),(d)	21,318,531	21,445,788
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 5.00%, 11/10/45 (a),(c),(d)	10,250,422	8,936,574
GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 1 mo. USD LIBOR + 5.95%, 7.11%, 07/15/31 (a),(b),(c),(d)	20,303,000	20,230,435
Home Partners of America Trust, Series 2017-1, Class E, 1 mo. USD LIBOR + 2.65%, 3.74%, 07/17/34 (a),(d)	1,050,000	1,052,702
Hospitality Mortgage Trust, Series 2017-HIT, Class E, 1 mo. USD LIBOR + 3.55%, 4.64%, 05/08/30 (a),(c),(d)	13,675,000	13,716,717
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP1, Class G, 6.01%, 03/15/46 (a),(d)	2,035,331	2,095,091
Series 2005-LDP1, Class H, 6.01%, 03/15/46 (a),(d)	1,209,876	1,007,695
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (b),(c)	43,917,000	30,937,520
Series 2006-LDP9 SEQ, Class AM, 5.37%, 05/15/47 (b)	3,129,440	3,128,609
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.50%, 06/12/47 (c),(d)	16,362,846	13,997,566
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.46%, 01/15/49 (c),(d)	2,923,939	2,921,971
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class E, 3.25%, 04/15/46 (a),(b),(d)	4,728,280	3,331,609
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class D, 1 mo. USD LIBOR + 4.25%, 5.41%, 11/15/31 (a),(c),(d)	12,282,000	11,703,892

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 1 mo. USD LIBOR + 4.50%, 5.66%, 07/15/36 (a),(c),(d)	$30,786,000	$30,819,172
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-ATRM, Class E, 6.43%, 10/05/28 (a),(c)	16,400,000	16,656,452
Series 2016-ATRM, Class F, 7.29%, 10/05/28 (a),(c)	13,600,000	13,827,497
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class D, 3.95%, 08/15/49 (a),(b),(d)	5,934,000	4,944,880
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.62%, 08/15/49 (a),(b),(d)	1,413,000	1,138,338
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class D, 3.60%, 12/15/49 (a),(b),(d)	4,056,000	3,178,995
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class D, 5.05%, 01/15/47 (a),(b),(d)	5,168,000	4,810,368
Series 2013-C17, Class E, 3.87%, 01/15/47 (a),(b),(d)	4,949,000	3,454,619
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.22%, 12/15/49 (a),(b),(d)	2,030,000	1,556,792
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class J, 6.67%, 08/15/36 (a),(d)	1,584,476	1,626,004
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c)	6,919,310	5,581,168
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (a),(b),(d)	3,258,000	2,981,750
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.79%, 07/12/38 (b),(d)	1,720,738	1,714,870
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 6.02%, 06/12/50 (b),(d)	8,222,000	2,768,262
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(b),(d)	5,094,781	4,267,601
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (c),(d)	5,783,305	4,880,484
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(c)	9,036,444	7,258,337
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class F, 4.22%, 07/15/46 (a),(c),(d)	10,598,802	7,946,061
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.92%, 10/15/46 (a),(c),(d)	6,233,532	4,922,752
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.40%, 02/15/46 (a),(c),(d)	10,844,953	7,976,875
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class E, 4.29%, 05/15/46 (a),(b),(d)	5,516,000	4,332,347
Series 2013-C9, Class F, 4.29%, 05/15/46 (b),(d)	4,590,168	3,304,103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.06%, 04/15/47 (a),(b),(d)	4,000,000	2,949,878
Morgan Stanley Capital I Trust, Series 2007-HQ12, Class D, 5.93%, 04/12/49 (d)	4,181,000	4,189,737

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(b),(d)	$2,077,000	$1,675,440
Morgan Stanley Capital I Trust, Series 2017-PRME, Class E, 1 mo. USD LIBOR + 4.50%, 5.66%, 02/15/34 (a),(c),(d)	13,101,000	13,137,157
Nomura CRE CDO, Ltd., Series 2007-2A, Class C, 3 mo. USD LIBOR + .40%, 1.57%, 05/21/42 (a),(b),(d)	2,560,000	2,402,982
Progress Residential Trust, Series 2016-SFR1, Class E, 1 mo. USD LIBOR + 3.85%, 5.06%, 09/17/33 (a),(b),(d)	4,766,000	4,934,203
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 5.01%, 10/10/48 (a),(b),(d)	1,477,000	1,194,282
Taurus CMBS PLC, Series 2015-EU3, Class E, REG S, 3 mo. EURIBOR + 4.00%, 4.00%, 04/22/28 (b),(d),(e)	3,057,416	3,427,822
VNO Mortgage Trust, Series 2016-350P, Class E, 4.03%, 01/10/35 (a),(c),(d)	10,000,000	9,383,185
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class G, 5.78%, 01/15/45 (a),(d)	3,824,500	3,806,430
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(c),(d)	6,388,522	6,451,317
Series 2006-C27, Class B, 5.87%, 07/15/45 (b),(d)	14,731,000	14,569,950
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (c),(d)	3,889,654	3,888,889
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D, 4.27%, 05/15/48 (b),(d)	739,000	571,221
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class D, 4.37%, 06/15/48 (b),(d)	4,072,000	3,423,988
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class D, 2.94%, 11/15/59 (a),(b)	880,000	613,493
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D, 3.14%, 12/15/59 (a),(b)	5,964,000	4,130,845
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.82%, 12/15/46 (a),(b),(d)	6,395,000	6,004,569
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.80%, 11/15/47 (a),(b),(d)	1,803,000	1,332,382

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $886,560,477)		896,489,243

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 2.12%, 07/10/46 (a),(d)	1,365,616	64,787

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $65,008)		64,787

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
MEZZANINE DEBT — 16.0%
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.61%, 07/05/33 (a),(b),(d)	$20,204,000	$19,593,779
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class MZ, 8.21%, 04/10/28 (a),(b)	102,500,000	111,668,758
Simply Self Storage, Mezzanine Loan, 6.25%, 09/06/21	19,710,000	19,790,318

TOTAL MEZZANINE DEBT (COST $142,836,566)		151,052,855

BANK LOAN — 0.4%
Casablanca US Holdings, Inc., 9.00%, 03/15/25	3,497,000	3,485,343

TOTAL BANK LOAN (COST $3,374,605)		3,485,343

HIGH YIELD BONDS & NOTES — 4.9%
CPUK Finance Ltd.,
4.25%, 02/28/47 (e)	£20,908,000	27,391,467
4.88%, 02/28/47 (e)	£9,409,000	12,412,221
Diamond Resorts, Inc., 7.75%, 09/01/23 (a),(b)	$5,985,000	6,331,008

TOTAL HIGH YIELD BONDS & NOTES (COST $45,036,010)		46,134,696

TOTAL LONG-TERM INVESTMENTS (COST $1,077,872,666)		1,097,226,924

SHORT-TERM INVESTMENTS — 11.4%
MONEY MARKET FUND — 11.4%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	107,125,877	107,125,877

TOTAL SHORT-TERM INVESTMENTS (COST $107,125,877)		107,125,877

	Contracts	Value

PURCHASED OPTIONS — 0.1%
Exchange-Traded Put Options — 0.1%
SPDR S&P 500 ETF Trust Strike Price 230.00 USD Expires 09/15/17	3,400	622,200

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $1,540,200)		622,200

TOTAL INVESTMENTS IN SECURITIES — 127.9% (COST $1,186,538,743) (g)		1,204,975,001

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value

SECURITIES SOLD SHORT — (16.0)%
FOREIGN GOVERNMENT OBLIGATIONS — (3.1)%
United Kingdom Gilt, 0.50%, 07/22/22	£15,700,000	$(20,266,673)
United Kingdom Gilt, 2.00%, 09/07/25	£6,300,000	(8,818,953)

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (PROCEEDS $28,904,544)		(29,085,626)

U.S. TREASURY NOTES — (12.9)%
U.S. Treasury Notes, 1.25%, 03/31/21	$41,000,000	(40,324,140)
U.S. Treasury Notes, 1.25%, 10/31/21	45,000,000	(43,955,860)
U.S. Treasury Notes, 1.38%, 06/30/23	15,000,000	(14,439,844)
U.S. Treasury Notes, 2.00%, 11/15/26	23,561,000	(22,971,975)

TOTAL U.S. TREASURY NOTES (PROCEEDS $122,864,175)		(121,691,819)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $151,768,719)		(150,777,445)

Other Liabilities in Excess of Other Assets (h) — (11.9)%		(111,730,563)

Net Assets — 100.0%		$942,466,993

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(b)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(c)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(d)	Variable/floating interest rate security. Rate presented is as of June 30, 2017.
(e)	Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Security considered illiquid.
(g)	The cost for federal income tax purposes was $1,186,538,743. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $18,436,258. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,051,423 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,615,165.
(h)	Assets, other than investments in securities, less liabilities other than securities sold short.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Reverse Repurchase Agreements Outstanding at June 30, 2017

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.82%	06/29/17	07/28/17	$5,389,000	$5,389,844
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.89%	05/23/17	08/23/17	5,406,000	5,422,925
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.93%	05/19/17	08/21/17	1,838,000	1,844,433
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.93%	05/19/17	08/21/17	5,253,000	5,271,384
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.93%	05/19/17	08/21/17	5,237,000	5,255,328
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.99%	06/22/17	09/22/17	7,466,000	7,471,581
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.99%	06/22/17	09/22/17	8,668,000	8,674,479
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.13%	05/19/17	08/21/17	3,411,000	3,423,752
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.23%	05/19/17	08/21/17	7,523,000	7,552,024
Royal Bank of Canada	2.38%	05/16/17	08/15/17	5,381,000	5,397,361
Royal Bank of Canada	2.53%	05/15/17	08/15/17	9,545,000	9,576,550
Royal Bank of Canada	2.63%	01/23/17	07/24/17	14,273,000	14,438,576
Royal Bank of Canada	2.65%	04/20/17	10/20/17	10,037,000	10,090,149
Royal Bank of Canada	2.65%	01/23/17	07/24/17	3,901,000	3,946,685
Royal Bank of Canada	2.68%	05/15/17	08/15/17	9,873,000	9,907,568
Royal Bank of Canada	2.76%	02/23/17	08/23/17	2,392,000	2,415,494
Royal Bank of Canada	2.76%	02/23/17	08/23/17	2,829,000	2,856,786
Royal Bank of Canada	2.81%	02/01/17	08/01/17	6,249,000	6,322,076
Royal Bank of Canada	2.81%	05/31/17	12/04/17	10,276,000	10,300,899
Royal Bank of Canada	2.82%	03/30/17	09/29/17	23,886,000	24,060,311
Royal Bank of Canada	2.83%	06/16/17	12/15/17	5,388,000	5,394,344
Royal Bank of Canada	2.84%	02/16/17	08/16/17	10,463,000	10,574,296
Royal Bank of Canada	2.86%	02/01/17	08/01/17	18,409,000	18,628,110
Royal Bank of Canada	2.86%	04/17/17	10/17/17	6,095,000	6,131,322
Royal Bank of Canada	2.87%	03/02/17	09/01/17	8,337,000	8,417,559
Royal Bank of Canada	2.90%	04/20/17	10/20/17	3,714,000	3,735,524
Royal Bank of Canada	2.93%	03/15/17	09/14/17	2,926,000	2,951,738
Royal Bank of Canada	2.93%	06/23/17	09/14/17	4,112,000	4,114,679
Royal Bank of Canada	2.93%	03/15/17	09/14/17	5,024,000	5,068,193
Royal Bank of Canada	2.94%	05/25/17	08/16/17	10,544,000	10,575,823
Royal Bank of Canada	2.97%	03/02/17	09/01/17	8,834,000	8,922,331
Royal Bank of Canada	3.00%	01/25/17	01/24/18	11,309,000	11,456,773
Royal Bank of Canada	3.03%	05/24/17	05/23/18	4,357,000	4,370,957
Royal Bank of Canada	3.03%	05/24/17	05/23/18	5,375,000	5,392,218
Royal Bank of Canada	3.08%	05/19/17	05/18/18	7,629,000	7,657,093
Royal Bank of Canada	3.13%	05/19/17	05/18/18	5,706,000	5,727,352
Royal Bank of Canada	3.13%	05/19/17	05/18/18	5,545,000	5,565,750
Royal Bank of Canada	3.20%	01/13/17	01/12/18	18,870,000	19,153,725
Royal Bank of Canada	3.22%	01/25/17	01/24/18	15,406,000	15,622,425
Royal Bank of Canada	3.22%	01/25/17	01/24/18	12,650,000	12,827,708
Royal Bank of Canada	3.25%	03/06/17	03/05/18	17,592,000	17,777,711
Royal Bank of Canada	3.26%	02/16/17	02/15/18	12,274,000	12,423,953
Royal Bank of Canada	3.30%	03/10/17	03/09/18	10,903,000	11,015,979

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	3.32%	04/27/17	04/26/18	$6,348,000	$6,386,108
Royal Bank of Canada	3.35%	03/06/17	03/05/18	12,029,000	12,159,894
Royal Bank of Canada	3.36%	03/21/17	03/21/18	9,027,000	9,113,018

Total Reverse Repurchase Agreements Outstanding				$387,699,000	$390,782,788

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2017

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,419,584	USD	2,613,586	State Street Bank and Trust Company	10/05/17	$163,394
GBP	5,484,000	USD	8,531,459	Citigroup Global Markets, Inc.	07/31/17	(1,382,933)
GBP	35,320,715	USD	46,003,995	Citibank, N.A.	07/31/17	37,408
USD	6,245,916	EUR	5,477,000	State Street Bank and Trust Company	10/05/17	(40,090)
USD	28,180,530	EUR	25,830,000	Citigroup Global Markets, Inc.	01/31/18	(1,661,959)
USD	10,802,470	GBP	8,363,310	Citigroup Global Markets, Inc.	06/18/18	204,833
USD	63,426,849	GBP	40,804,715	Citigroup Global Markets, Inc.	07/31/17	10,236,920
USD	16,484,603	GBP	13,339,000	Citigroup Global Markets, Inc.	03/15/18	(1,021,158)

Total Forward Foreign Currency Exchange Contracts Outstanding						$6,536,415

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2017

Reference Obligation	Consolidated Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	(5.00)%	05/11/63	Goldman Sachs & Co.	51,646,174 USD	$9,459,858	$9,899,055	$(439,197)
CMBX.NA.BB.7	(5.00)%	01/17/47	Morgan Stanley Capital Services LLC	7,453,000 USD	1,190,741	1,459,939	(269,198)
CMBX.NA.BBB-.6	(3.00)%	05/11/63	Merrill Lynch Capital Services, Inc.	4,813,000 USD	559,752	371,244	188,508
CMBX.NA.BBB-.7	(3.00)%	01/17/47	Goldman Sachs & Co.	16,069,510 USD	1,426,972	1,310,069	116,903

Total OTC Credit Default Swaps on Index (Buy Protection)					$12,637,323	$13,040,307	$(402,984)

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2017

Reference Obligation	Rating	Consolidated Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA.1	AA	0.25%	10/12/52	Goldman Sachs & Co.	13,961,923 USD	$(2,393,879)	$(2,216,552)	$(177,327)
CMBX.NA.AA.4	AA	1.65%	02/17/51	Goldman Sachs & Co.	8,469,484 USD	(3,624,304)	(3,762,726)	138,422
CMBX.NA.BB.6	BB	5.00%	05/11/63	Merrill Lynch Capital Services, Inc.	5,136,610 USD	(940,856)	(540,435)	(400,421)
CMBX.NA.BB.6	BB	5.00%	05/11/63	Morgan Stanley Capital Services LLC	2,359,220 USD	(432,131)	(243,206)	(188,925)
CMBX.NA.BB.6	BB	5.00%	05/11/63	Citibank, N.A.	44,150,344 USD	(8,086,871)	663,211	(8,750,082)
CMBX.NA.BB.7	BB	5.00%	01/17/47	Citibank, N.A.	11,838,410 USD	(1,891,383)	(322,722)	(1,568,661)
CMBX.NA.BB.7	BB	5.00%	01/17/47	Goldman Sachs & Co.	8,067,000 USD	(1,288,838)	(117,833)	(1,171,005)
CMBX.NA.BBB-.6	BBB-	3.00%	05/11/63	Morgan Stanley Capital Services LLC	4,813,000 USD	(559,752)	(384,773)	(174,979)
CMBX.NA.BBB-.7	BBB-	3.00%	01/17/47	Citibank, N.A.	8,611,510 USD	(764,702)	(339,570)	(425,132)
CMBX.NA.BBB-.7	BBB-	3.00%	01/17/47	Merrill Lynch Capital Services, Inc.	7,458,000 USD	(662,270)	(790,200)	127,930

Total OTC Credit Default Swaps on Index (Sell Protection)						$(20,644,986)	$(8,054,806)	$(12,590,180)

(a)	The maximum potential amount the Consolidated Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swaps Outstanding at June 30, 2017

Reference Instrument	Termination Date	Counterparty	Financing Rate	Notional Amount	Unrealized Appreciation (Depreciation)
Americold LLC Trust	12/01/2022	Citibank, N.A.	L + 1.60%(a)	$2,327,123	$32,211
Americold Realty Operating Partnership L.P.	12/01/2022	Citibank, N.A.	L + 1.60%(a)	31,181,696	1,106,610
Apple Leisure	03/31/2025	Bank of America, N.A.	L + 1.50%(a)	10,000,000	500,155
Casablanca US Holdings, Inc.	03/31/2024	Citibank, N.A.	L + 1.60%(a)	43,129,905	1,245,992
Diamond Resorts International, Inc.	08/17/2023	Citibank, N.A.	L + 1.60%(a)	23,756,480	933,045
Equinix, Inc.	01/05/2024	Citibank, N.A.	E + 1.60%(b)	€25,765,425	386,249
Four Seasons Holdings, Inc.	11/30/2023	Citibank, N.A.	L + 1.60%(c)	$11,578,934	170,008
Parkdean TL	02/09/2024	Citibank, N.A.	L + 1.60%(a)	£13,339,000	344,101
Quality Care Properties	11/01/2023	Citibank, N.A.	L + 2.25%(a)	$5,222,000	195,524
Quality Care Properties	10/31/2022	Citibank, N.A.	L + 1.60%(a)	16,626,450	493,894

Total OTC Total Return Swaps Outstanding					$5,407,789

(a)	L= 1 month LIBOR
(b)	E= 3 month EurIBOR
(c)	L= 3 month LIBOR

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2017

Consolidated Master Fund Pay/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.86%	10/08/23	Citibank, N.A.	75,000,000 USD	$257,354	$—	$257,354
Receives	Three-Month Libor	2.03%	05/20/21	Citibank, N.A.	100,000,000 USD	(1,560,793)	—	(1,560,793)
Receives	Three-Month Libor	2.19%	07/10/24	Citibank, N.A.	49,000,000 USD	(493,683)	—	(493,683)
Receives	Three-Month Libor	2.25%	07/10/25	Citibank, N.A.	55,000,000 USD	(600,265)	—	(600,265)

Total Centrally Cleared Interest Rate Swaps Outstanding						$(2,397,387)	$—	$(2,397,387)

Abbreviation Legend:
REG S	Regulation-S
Currency Legend
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities

As of June 30, 2017 (Unaudited)

Assets:
Investment in securities, at fair value (cost $1,186,538,743)	$1,204,975,001
Cash	17,746,032
Cash denominated in foreign currencies (cost of $14,312,967)	14,374,127
Restricted cash segregated with counterparties	252,320,553
Unrealized appreciation on forward foreign currency exchange contracts	10,642,555
Income receivable	5,814,932
Receivable for investments sold	1,590,420
Receivable for periodic payments from swap contracts	798,131
Variation margin receivable on centrally cleared swaps	2,705,641
Swap contracts, premium paid	13,703,518
Unrealized appreciation on swap contracts	5,979,552
Prepaid expenses and other assets	151,445

Total Assets	1,530,801,907

Liabilities:
Securities sold short, at fair value (proceeds of $151,768,719)	150,777,445
Unrealized depreciation on forward foreign currency exchange contracts	4,106,140
Payable for reverse repurchase agreements	390,782,788
Payable for investments purchased	6,107,272
Swap contracts, premium received	8,718,017
Unrealized depreciation on swap contracts	13,564,927
Interest payable on securities sold short	379,194
Incentive Fees payable	10,933,553
Management Fees payable	2,576,651
Accrued expenses and other liabilities	388,927

Total Liabilities	588,334,914

Net Assets	$942,466,993

Components of Net Assets:
Investors’ equity	$925,820,966
Net unrealized appreciation	16,646,027

Net Assets	$942,466,993

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Operations

For the Six-Months Ended June 30, 2017 (Unaudited)

Investment Income:
Interest	$54,805,254

Total investment income	54,805,254

Expenses:
Incentive Fees	10,933,554
Management Fees	10,332,598
Administration fees	128,435
Custodian and accounting fees	157,384
Trustees’ fees and expenses	157,914
Transfer Agent fees	192,712
Registration fees	2,847
Professional fees	221,232
Interest on securities sold short	1,194,997
Interest expense on reverse repurchase agreements	6,474,965
Insurance	112,298
Other expenses	19,801

Total expenses	29,928,737

Management Fees waiver from Investment Manager	(5,166,299)

Net expenses	24,762,438

Net investment income	30,042,816

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss):
Investments	9,044,516
Securities sold short	5,770,883
Foreign currency transactions	(4,085,914)
Swap contracts	(3,033,592)

Net realized gain	7,695,893

Net change in unrealized appreciation (depreciation):
Investments	30,439,649
Securities sold short	(8,079,892)
Forward foreign currency exchange contracts	(4,997,629)
Foreign currency translations	6,045,719
Swap contracts	810,160

Net change in unrealized appreciation	24,218,007

Net realized and unrealized gain	31,913,900

Net increase in net assets resulting from operations	$61,956,716

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Changes in Net Assets

	Six-Months Ended 6/30/2017 (unaudited)	Year Ended 12/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,042,816	$40,634,519
Net realized gain (loss)	7,695,893	(10,326,584)
Net change in unrealized appreciation (depreciation)	24,218,007	(8,224,351)

Net increase in net assets resulting from operations	61,956,716	22,083,584

Capital Transactions:
Proceeds from subscriptions	14,821,426	171,999,394
Payments for repurchases	(94,243,606)	(64,131,303)

Net increase (decrease) in net assets from capital transactions	(79,422,180)	107,868,091

Net increase (decrease) in net assets	(17,465,464)	129,951,675

Net Assets:
Beginning of period	959,932,457	829,980,782

End of period	$942,466,993	$959,932,457

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Statement of Cash Flows (Unaudited)

Six-Months Ended 6/30/2017
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$61,956,716
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in securities	(227,034,596)
Proceeds from disposition of investments in securities	395,162,867
Proceeds from securities sold short	28,909,295
Payments to cover securities sold short	(128,580,911)
Net realized gain on investments in securities	(9,044,516)
Short-term investments, net	(53,813,225)
Net realized gain on securities sold short	(5,770,883)
Accretion of bond discount and amortization of bond and swap premium	(1,316,982)
Net change in unrealized appreciation of investments	(30,439,649)
Net change in unrealized depreciation on securities sold short	8,079,892
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	84,708,798
Unrealized appreciation on forward foreign currency exchange contracts	2,628,939
Income receivable	(184,819)
Receivable for periodic payments from swap contracts	(400,149)
Variation margin receivable on centrally cleared swaps	(1,644,544)
Swap contracts, premium paid	(2,929,101)
Unrealized appreciation on swap contracts	1,606,947
Prepaid expenses and other assets	(151,445)
Increase (decrease) in liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	2,368,690
Swap contracts, premium received	3,284,963
Unrealized depreciation on swap contracts	(3,079,040)
Interest payable on securities sold short	(780,090)
Interest payable on reverse repurchase agreements	(728,155)
Incentive Fees payable	7,010,008
Management Fees payable	(51,611)
Payable to Investment Manager	(3,638)
Trustees’ expenses payable	(847)
Accrued expenses and other liabilities	(61,319)

Net cash provided by operating activities	$129,701,595

Cash Flows from Financing Activities
Proceeds from subscriptions	14,821,426
Payment for share repurchases	(94,243,606)
Reverse repurchase agreements, net	(51,843,108)

Net cash used in financing activities	(131,265,288)

Net decrease in cash and foreign currency	(1,563,693)
Cash and foreign currency, beginning of period	33,683,852

Cash and foreign currency, end of period	$32,120,159

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$9,178,207

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Financial Highlights

	Six-Months Ended 6/30/2017 (unaudited)		Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014(a)
Total Return on Net Asset Value	6.96	%(b)	1.24%		5.55%		2.43	%(b)

Ratios to Average Net Assets:
Expenses before waiver from Investment Manager and Incentive Fees	4.05	%(c),(d)	3.96	%(c)	3.76	%(c)	3.57	%(d)
Incentive Fees	2.33	%(d)	0.44%		0.83%		0.52	%(d)

Expenses before waiver from Investment Manager	6.38	%(c),(d)	4.40	%(c))	4.59	%(c)	4.09	%(d)

Management Fees waiver from Investment Manager	(1.10	)%(d)	(1.11)%		(1.12)%		(0.48	)%(d)

Net expenses after waiver from Investment Manager	5.28	%(c),(d)	3.29%		3.47%		3.61	%(d)

Net investment income excluding Incentive Fees	8.73	%(d)	4.96%		4.50%		2.49	%(d)

Net investment income	6.40	%(d)	4.52%		3.67%		1.97	%(d)

Supplementary Data:
Net assets, end of period (in thousands)	$942,467		$959,932		$829,981		$547,179

Portfolio turnover	19	%(e)	26%		41%		31	%(e)

(a)	For the period April 1, 2014 (commencement of investment operations) to December 31, 2014.
(b)	Total Return has not been annualized.
(c)	Includes interest expense on securities sold short and reverse repurchase agreements of 1.63%, 1.49% and 1.26%, for the six months ended June 30, 2017 and years ended December 31, 2016 and December 31, 2015, respectively.
(d)	Financial ratios have been annualized.
(e)	Percentage represents the results for the period presented and has not been annualized.

See Notes to Consolidated Financial Statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements

For the Six-Months Ended June 30, 2017 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd., a wholly-owned subsidiary (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The Master Fund consolidates the Subsidiary in accordance with the consolidation policy discussed in Note 2. The Master Fund and Subsidiary are herein referred to collectively as the “Consolidated Master Fund”.

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Funds supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Consolidated Master Fund.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Consolidated Master Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Consolidated Master Fund is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the financial statements and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the financial statements are reasonable and prudent; however, actual results may differ from these estimates.

Consolidation

The Master Fund consolidates its investment in the Subsidiary. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary listed above. All material intercompany balances have been eliminated.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

Valuation Policy

The Consolidated Master Fund values its investments in securities, securities sold short, derivative financial instruments and other investments (together, the “investments”) based on market quotations or at fair value. Market quotations can be obtained from third party pricing service providers or broker-dealers. The Board has established procedures for determining the fair value of investments (the “Valuation Procedures”). The Board has delegated to the Investment Manager day-to-day responsibility for implementing the Valuation Procedures. The Investment Manager provides oversight of the valuation and pricing function of the Consolidated Master Fund for all investments. The Investment Manager will use commercially reasonable efforts to obtain two or more reliable quotations for each investment, and in connection therewith, will value such investments based on the average of the quotations obtained. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined in good faith by the Investment Manager, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of the Consolidated Master Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of June 30, 2017.

Fair Value of Financial Instruments

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines the fair value as the price that Consolidated Master Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

Valuation techniques and availability of observable inputs can vary form investment to investment and are affected by a variety of factors including the type of investment and the characteristics specific to the investment and the state of the market place, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. The Investment Manager, values its investments, in good faith, using valuation techniques applied on a consistent basis. The determination of fair value is based on the best available information in the circumstances and may incorporate the Investment Mangers’ own assumptions and involves significant degree of judgment, taking into consideration a combination of internal and external factors. Due to the inherent uncertainty of these estimates, the estimates of fair

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to the Consolidated Master Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, mezzanine debt, U.S. and foreign debt obligations, bank loans, and trade claims, are generally valued by broker-dealer quotations or third party pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by broker-dealer quotations or third party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider the attributes applicable to a particular class of the security (e.g., credit rating, seniority), current market data, estimated cash flows and relative market yield for each class, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above and have multiple pricing sources are categorized as Level 2 within the fair value hierarchy. Securities with only a single pricing source are categorized as Level 3.

Equity Securities

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Securities that use similar valuation techniques and inputs and are active on a listed exchange as described above are categorized as Level 1 within the fair value hierarchy.

Short-Term Investments

The Consolidated Master Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At June 30, 2017, the Consolidated Master Fund had $107,125,877 invested in JPMorgan U.S. Treasury Plus Money Market Fund (IJTXX—Institutional Class). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Effective October 14, 2016, money market funds are required to comply with certain rules adopted by the Securities and Exchange Commission (“SEC”) in July 2014. The rules establish new definitions for money

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

market fund classifications and certain money market funds are required to move from a stable $1.00 price per share to a floating net asset value. Money market funds that meet certain criteria can maintain a fixed $1.00 share price. The JPMorgan U.S Treasury Plus Money Market Fund invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments and maintains a fixed $1.00 share price. Additionally, the JPMorgan U.S Treasury Plus Money Market Fund is not subject to liquidity fees or redemptions gates.

Derivative Financial Instruments

Over the counter (“OTC”) derivative financial instruments, such as credit default swaps, interest rate swaps, total return swaps, forward foreign currency exchange contracts and options contracts derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by third party pricing service providers and/or based on broker dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated using a series of techniques, including, but not limited to, simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are normally valued by third party pricing service providers. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Securities Sold Short

The Consolidated Master Fund sells securities short (a “Short Sale”) from time to time. A Short Sale is a transaction whereby the Consolidated Master Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Consolidated Master Fund’s broker executes a stock borrow transaction to deliver the securities resulting from the Consolidated Master Fund’s Short Sale. The Consolidated Master Fund is obligated to repurchase the securities at the market price at the time of replacement. The Consolidated Master Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Consolidated Master Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Consolidated Master Fund is liable to pay any interest income earned during the period the Short Sale is open. The interest is recorded as interest on securities sold short in the Consolidated Statement of Operations.

Option Contracts

The Consolidated Master Fund buys or writes put and call options through listed exchanges and over-the-counter. The buyer of an option has the right to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or currency at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

securities declines (in the case of a put option) or increases (in the case of a call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

Forward Foreign Currency Exchange Contracts

The Consolidated Master Fund enters into forward foreign currency exchange contracts from time to time to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to exchange a fixed quantity of one currency for another currency at an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates.

Swap Agreements

The Consolidated Master Fund enters into swaps from time to time, which include total return, interest rate, and credit default swap agreements. Swaps are typically bilaterally negotiated agreements between the Consolidated Master Fund and a counterparty in which the Consolidated Master Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange.

Reverse Repurchase Agreements

The Consolidated Master Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Consolidated Master Fund sells securities in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same securities at an agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Consolidated Master Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Income and expenses, including interest, are recorded on an accrual basis. Realized gains and losses from sale of investments are determined on the identified cost basis using the first in first out methodology.

Foreign Currency Translation

The books and records of the Consolidated Master Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Consolidated Master Fund’s records at the rate prevailing when earned and recorded. Assets and liabilities denominated in foreign currencies are adjusted to reflect current exchange rates and any unrealized gains (losses) are included in Net change in unrealized appreciation (depreciation) on investments and foreign currency translations on the Consolidated Master Fund’s Consolidated Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency translations on the Consolidated Master Fund’s Consolidated Statement of Operations. The Consolidated Master Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

Cash

As of June 30, 2017, the Consolidated Master Fund had $17,746,032 in domestic cash and $14,374,127 in foreign cash equivalents held at a major U.S. bank.

Contingencies

Under the Consolidated Master Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Consolidated Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Consolidated Master Fund. Additionally, in the normal course of business, the Consolidated Master Fund may enter into contracts that contain a variety of representations and indemnification obligations and expects the risk of loss to be remote. Each Feeder Fund bears its pro-rata share of the Consolidated Master Fund’s expenses, subject to reimbursement by the Investment Manager, pursuant to an expense limitation and reimbursement agreement between each Feeder Fund and the Investment Manager.

Income Taxes

The Consolidated Master Fund is classified as a partnership for federal income tax purposes. As such, each investor in the Consolidated Master Fund is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Consolidated Master Fund. Therefore, no federal income tax provision is required. The Consolidated Master Fund plans to file U.S. Federal and various state and local tax returns. All the Consolidated Master Fund’s assets are managed so that the Feeder Funds can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

For the open tax years and all major jurisdictions, management of the Consolidated Master Funds has concluded that there are no uncertain tax positions that would require recognition in the consolidated financial statements. No income tax returns are currently under examination. The statute of limitations on the Consolidated Master Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2016.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the SEC and its staff require that the Consolidated Master Fund segregate assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Consolidated Master Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate assets or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges, third party broker-dealers, futures commissions merchants and clearing organizations, a fund engaging in such transactions may have requirements to deliver/deposit cash or securities to/with an exchange, broker-dealer, futures commission merchant or clearing organization as collateral or margin for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Consolidated Master Fund may mitigate counterparty risk by contractually requiring its counterparties to post collateral under a master agreement and a credit support annex published by International Swaps and Derivatives Association, Inc. (collectively, an “ISDA Master Agreement”) implemented between the Consolidated Master Fund and each of its respective counterparties, as well as through netting provisions contained in the ISDA Master Agreement, and reaching other financial agreements between the Consolidated Master Fund and its counterparty in the ISDA Master Agreement. An ISDA Master Agreement may contain certain provisions regarding, among other things, the right parties’

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

general obligations, representations, agreements, collateral requirements, events of default and early termination. At June 30, 2017, the Consolidated Master Fund used the gross method of presentation in the consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. Collateral pledged by the Consolidated Master Fund is segregated by the Consolidated Master Fund’s custodian and identified as such in the Consolidated Master Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Consolidated Master Fund and the applicable counterparty. Typically, the Consolidated Master Fund and counterparties are not permitted to sell, repledge or otherwise use the collateral they receive.

The Consolidated Master Fund manages counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Consolidated Master Fund typically contain credit risk related features that are triggered under certain circumstances. Such circumstances may include agreed upon net asset value thresholds. If triggered, the counterparty may terminate the contract and any transactions thereunder.

Recent Accounting Pronouncements and Regulations

In March 2017, the FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which shortens the amortization period for the premium on certain callable debt securities to the earliest call date. The amendments are applicable to any purchased individual debt security with an explicit and noncontingent call feature that is callable at a fixed price on a preset date. The amendments do not impact the accounting for callable debt securities held at a discount, which will continue to be accreted to maturity. ASU 2017-08 will become effective on January 1, 2019, with early adoption permitted including adoption in an interim period. The amendments will be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Consolidated Master Fund is currently evaluating the impact of adopting ASU 2017-08 on its consolidated financial statements.

In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. The new guidance includes an amendment to Topic 820, the Fair Value Guidance, which clarifies the difference between a valuation approach and a valuation technique when applying the guidance in that Topic. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The adoption of this guidance did not have a material impact on the consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (ASU Topic 230)—Restricted Cash. The new guidance is intended to change the presentation of restricted cash on the statement of cash flows. The new standard affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The new guidance is effective for fiscal years beginning after 15 December 2018, including interim periods within those years. Early adoption is permitted. The adoption of ASU No. 2016-18 is not expected to have a material impact in the consolidated financial statements.

In October 2016, the SEC issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly relating to derivatives, in investment company financial statements. In addition, the rule introduces two new

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

regulatory reporting forms for investment companies, which will be used after June 1, 2018: Form N-PORT and Form N-CEN. Compliance with the amendments to Regulation S-X is effective for financial statements with period ending on or after August 1, 2017. Early adoption is permitted. The adoption of the amendments will have no effect on the Consolidated Master Fund’s net assets or results of operations. The Consolidated Master Fund is still evaluating the potential impacts of the Investment Company Reporting Modernization to the Consolidated Master Fund.

3. Reverse Repurchase Agreements

The Consolidated Master Fund enters into reverse repurchase agreements with qualified banks or broker-dealers though a Master Repurchase Agreement (“MRA”). An MRA contains provisions for initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA may also permit, upon the occurrence of an event of default by one party, the offsetting of obligations under the MRA against obligations under other agreements with the same counterparty to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Consolidated Master Fund may decline below the price of the securities the Consolidated Master Fund is obligated to repurchase. They also involve the risk that the counterparty liquidates the securities delivered to it by the Consolidated Master Fund under the reverse repurchase agreement following the occurrence of an event of default under the applicable MRA by the Consolidated Master Fund. The Consolidated Master Fund’s use of reverse repurchase agreements also subjects the Consolidated Master Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, repurchase agreements and reverse repurchase agreements entail the same risks as over-the-counter derivatives, as described in Notes 4 and 8. Securities subject to repurchase under reverse repurchase agreements are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2017, the face value of open reverse repurchase agreements was $387,699,000. The weighted average daily balance of reverse repurchase agreements outstanding during the six-months ended June 30, 2017, was approximately $455,541,983 at a weighted average daily interest rate of 2.87%.

The following table presents the Consolidated Master Fund’s outstanding reverse repurchase agreements, including accrued interest, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements as of June 30, 2017:

Counterparty	Reverse Repurchase Agreements	Collateral Pledged to Counterparty(a)	Net Amount
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(50,305,750)	$50,305,750	$—
Royal Bank of Canada	(340,477,038)	340,477,038	—

Total	$(390,782,788)	$390,782,788	$—

(a)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at June 30, 2017 was $542,666,515 and $23,895,016, respectively.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

The following table presents the Consolidated Master Fund’s remaining contractual maturity of the agreements as of June 30, 2017:

Overnight and Continuous		<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Mortgage-Backed Securities	$—	$12,113,641	$150,644,470	$216,363,213	$379,121,324
Cash	—	11,661,464	—	—	11,661,464

Total	$—	$23,775,105	$150,644,470	$216,363,213	$390,782,788

Gross amount of recognized liabilities for reverse repurchase agreements					$390,782,788

4. Derivative Financial Instruments

In the normal course of business, the Consolidated Master Fund utilizes derivative contracts in connection with its proprietary trading activities. Investments in derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Consolidated Master Fund’s derivative activities and exposure to derivative contracts would be classified by the following primary underlying risks: interest rate, credit, foreign currency exchange rate, commodity price, and equity price risks. In addition to its primary underlying risks, the Consolidated Master Fund is also subject to additional counterparty risk due to inability of its counterparties to meet the terms of their contracts. The following disclosures contain information on how the Consolidated Master Fund uses derivative contracts.

Forward Foreign Currency Exchange Contracts

The Consolidated Master Fund enters into forward foreign currency exchange contracts from time to time to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to exchange a fixed quantity of one currency for another currency at an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Consolidated Master Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Consolidated Master Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency being received, they also limit any potential gain that might result should the value of such currency increase. In addition, the Consolidated Master Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Consolidated Master Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The Consolidated Master Fund segregates liquid assets with a value equal (on a daily mark-to-market basis) to its obligations under these types of transactions, enters into offsetting transactions or otherwise covers such transactions.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

Swap Agreements

The Consolidated Master Fund enters into swaps from time to time, which include total return, interest rate, and credit default swap agreements. Swaps are typically bilaterally negotiated agreements between the Consolidated Master Fund and a counterparty in which the Consolidated Master Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange.

The Consolidated Master Fund may enter into swap agreements for investment purposes or managing exposure to interest rates, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Consolidated Master Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Consolidated Master Fund as collateral for swap agreements identified in the Consolidated Schedule of Investments and segregated cash, if any, are reflected on the Consolidated Statement of Assets and Liabilities.

Credit Default Swaps: The Consolidated Master Fund enters into OTC and/or centrally cleared credit default swap contracts from time to time to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities. In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and/or a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a “credit event” on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Consolidated Master Fund or made by the Consolidated Master Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by Consolidated Master Fund are recorded as realized gains or losses. OTC credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss on swaps contracts. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps contracts. With respect to selling a credit default swap, the Consolidated Master Fund will segregate assets or otherwise covers its obligations for the notional amount of such credit default swap.

Interest Rate Swaps: The Consolidated Master Fund enters into OTC and/or centrally cleared interest rate swap contracts from time to time to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Consolidated Master Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Consolidated Master Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating rate, on the same notional amount for a specified period of time. The Consolidated Master Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Consolidated Master Fund is recorded as a liability on the Consolidated Master Fund’s Consolidated Statement of Assets and Liabilities. An upfront payment made by the Consolidated Master Fund is recorded as an asset on the Consolidated Statement of Assets and Liabilities. OTC and centrally cleared interest rate

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Consolidated Master Fund enters into OTC total return swap contracts from time to time to gain exposure to the investment returns on an underlying financial instrument without purchasing the financial instrument itself. In a total return swap, the Consolidated Master Fund receives the economic returns of the underlying financial instrument, inclusive of any mark to market earned from the date of such purchase of the underlying instrument, any interest earned from the settlement date of the underlying instrument less a swap financing fee, which is typically LIBOR plus a spread. The total return swap derives its value from the valuation of underlying financial instruments. The underlying financial instruments for the total return swap held at year end were loans and a bond. The swap is valued daily at current market value and any unrealized appreciation or depreciation is included in the net change in unrealized appreciation/(depreciation) on swap contracts. Gain or loss is realized on the termination date of the swap and when periodic payments are received or made at the end of each measurement period. During the period the swap is open, the Consolidated Master Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Options Contracts

The Consolidated Master Fund purchases call and put options from time to time. An option contract purchased by the Consolidated Master Fund gives the Consolidated Master Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. The Consolidated Master Fund may use options to hedge against changes in values of securities it owns or expects to own.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Consolidated Master Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option, therefore, to realize any profit in the case of an option, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Consolidated Master Fund will realize a loss equal to the premium paid. When the Consolidated Master Fund enters into a closing sale transaction, the Consolidated Master Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Consolidated Master Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Consolidated Master Fund exercises a call option, the cost of the security which the Consolidated Master Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

At June 30, 2017, the Consolidated Master Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Section	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Credit	Swap contracts, premiums paid and unrealized appreciation	$18,045,112	Swap contracts, premiums received and unrealized depreciation	$(20,644,986)
Equity	Purchased options, at fair value	622,200
Interest Rate	Centrally cleared swaps, at fair value (a)	257,354	Centrally cleared swaps, at fair value (a)	(2,654,741)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	10,642,555	Unrealized depreciation on forward foreign currency exchange contracts	(4,106,140)

Total		$29,567,221		$(27,405,867)

Amount not subject to MNA (b)		(879,554)		2,654,741

Total gross amounts subject to MNA		$28,687,667		$(24,751,126)

(a)	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)	See below for definition of “MNA” and disclosure of financial instruments assets and liabilities subject to offset enforceable master netting arrangements.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the six-months ended June 30, 2017:

	Consolidated Statement of Operations Location—Net Realized Gain (Loss)			Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)
	Swap contracts(a)	Purchased options(b)	Forward foreign currency exchange contracts	Swap contracts(a)	Purchased options(b)	Forward foreign currency exchange contracts
Credit	$(1,150,318)	$—	$—	$3,623,172	$—	$—
Equity		(527,000)	—	—	(918,000)	—
Interest Rate	(1,883,275)		—	(2,813,012)	—	—
Foreign Exchange	—	—	—	—		(4,997,629)

Total	$(3,033,593)	$(527,000)	$—	$810,160	$(918,000)	$(4,997,629)

(a)	Includes unrealized appreciation (depreciation) on centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

(b)	Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain (loss) on investments in securities and net unrealized appreciation (depreciation) on investments in securities as shown in the Consolidated Statement of Operations.

The average notional amounts below represent the Consolidated Master Fund’s average volume for the six-months ended June 30, 2017:

Derivative Description	Average Notional or Face Amount(a)
Purchased Options(b)	1,943
Swap contracts	730,257,641
Forward foreign currency exchange contracts	122,134,106

(a)	Averages are based on monthly activity levels during the six-months ended June 30, 2017.

(b)	Calculated based on number of shares.

Netting Arrangements

The Consolidated Master Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The table below presents information related to derivative financial instruments that are subject to an enforceable master netting arrangement or similar agreement (“MNA”) and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of June 30, 2017.

The Consolidated Master Fund enters into ISDA Master Agreements which contain MNA’s that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Consolidated Master Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Consolidated Master Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA.

The following table presents the Consolidated Master Fund’s derivative financial instrument’s asset and liabilities by counterparty net of related collateral received/pledged by the Consolidated Master Fund at June 30, 2017:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(a)	Non-Cash Collateral	Net Amount(b)
Bank of America, N.A.	$500,155	$—	$(500,155)	$—	$—
Citibank, N.A.	4,945,042	(4,945,042)	—	—	—
Citigroup Global Markets, Inc.	10,441,753	(4,066,050)	(6,375,703)	—	—
Goldman Sachs & Co.	10,886,830	(7,307,021)	(250,000)	—	3,329,809

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(a)	Non-Cash Collateral	Net Amount(b)
Merrill Lynch Capital Services, Inc.	$559,752	$(559,752)	$—	$—	$—
Morgan Stanley Capital Services LLC	1,190,741	(991,883)	(198,858)
State Street Bank and Trust Company	163,394	(40,090)	—	—	123,304

	$28,687,667	$(17,909,838)	$(7,324,716)	$—	$3,453,113

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amount of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(a)	Non-Cash Collateral	Net Amount(b)
Citibank, N.A.	$10,742,956	$(4,945,042)	$(5,797,914)	$—	$—
Citigroup Global Markets, Inc.	4,066,050	(4,066,050)	—	—	—
Goldman Sachs & Co.	7,307,021	(7,307,021)	—	—	—
Merrill Lynch Capital Services, Inc.	1,603,126	(559,752)	(1,043,374)	—	—
Morgan Stanley Capital Services LLC	991,883	(991,883)	—	—	—
State Street Bank and Trust Company	40,090	(40,090)	—	—	—

	$24,751,126	$(17,909,838)	$(6,841,288)	$—	$—

(a)	Excess of collateral received/pledged from the individual counterparty is not shown for financial reporting purposes.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

5. Fair Value Measurement

The following table summarizes the Consolidated Master Fund’s assets and liabilities measured at fair value at June 30, 2017:

Asset Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Commercial Mortgage-Backed Securities	$—	$896,044,642	$444,601	$896,489,243
Interest Only Commercial Mortgage-Backed Securities	—	64,787	—	64,787
Mezzanine Debt	—	151,052,855	—	151,052,855
Bank Loan	—	3,485,343	—	3,485,343
High Yield Bonds & Notes	—	46,134,696	—	46,134,696
Money Market Fund	107,125,877	—	—	107,125,877
Purchased Options	622,200	—	—	622,200
Total Investments in Securities	$107,748,077	$1,096,782,323	$444,601	$1,204,975,001
Forward Foreign Currency Exchange Contracts(a)	—	10,642,555	—	10,642,555
Credit Default Swap Contracts	—	12,637,323	—	12,637,323
Total Return Swap Contracts(a)	—	5,407,789	—	5,407,789
Interest Rate Swap Contracts	—	257,354	—	257,354
Cash	32,120,159	—	—	32,120,159
Restricted Cash Segregated with Counterparties	252,320,553	—	—	252,320,553
Total Assets	$392,188,789	$1,125,727,344	$444,601	$1,518,360,734

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Foreign Government Obligations	$—	$29,085,626	$—	$29,085,626
U.S. Treasury Notes	—	121,691,819	—	121,691,819
Total Securities Sold Short	$—	$150,777,445	$—	$150,777,445
Reverse Repurchase Agreements	—	390,782,788	—	390,782,788
Forward Foreign Currency Exchange Contracts(a)	—	4,106,140	—	4,106,140
Credit Default Swap Contracts	—	20,644,986	—	20,644,986
Interest Rate Swap Contracts	—	2,654,741	—	2,654,741
Total Liabilities	$—	$568,966,100	$—	$568,966,100

(a)	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the six-months ended June 30, 2017.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

The following table reconciles the beginning and ending balances of investments measured at fair value using Level 3 inputs:

Investments in Securities, at fair value
Commercial Mortgage- Backed Securities
Balance as of January 1, 2017	$20,822,168
Transfers In	—
Transfers Out	—
Purchases	—
Sales	(34,921,397)
Amortization	78,334
Net realized gain (loss)	18,970,749
Net change in unrealized appreciation	(4,505,253)

Balance as of June 30, 2017	$444,601

Net change in unrealized depreciation related to investments still held as of June 30, 2017	$(1,599,821)

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of June 30, 2017.

Investments in Securities, at fair value	Fair Value at June 30, 2017	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)

Commercial Mortgage-Backed Securities	$444,601	Recovery Analysis	Recovery Ratio	3% - 4%

6. Fund Terms

Repurchases

Repurchases will be made only at such times and on such terms as may be determined by the Consolidated Master Fund’s Board, in its sole discretion.

7. Related Party Transactions

Management Fee

The Consolidated Master Fund pays the Investment Manager an aggregate fixed management fee (the “Management Fee”), payable quarterly in arrears on the last Business Day of each quarter. The Management Fee accrues monthly at an annual rate of 1.50% of the Consolidated Master Fund’s Managed Assets at the end of such month before giving effect to the Management Fee payment being calculated or any purchases or repurchases of Consolidated Master Fund shares or any distributions by the Consolidated Master Fund. The Management Fee will reduce the net asset value of the Consolidated Master Fund (and indirectly, of the Feeder Funds) as of the end of the accounting period in which it is payable and after the calculation of the

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

Management Fee. Effective October 1, 2014 through December 31, 2017, the Investment Manager agreed to temporarily reduce its Management Fee to an annualized rate of 0.75% of the Consolidated Master Fund’s Managed Assets (“Management Fee Waiver”). The Investment Manager may, in its sole discretion and at any time (including prior to December 31, 2017), elect to extend, terminate or modify its voluntary waiver. The Management Fee, after the Management Fee Waiver, was $5,166,299 for the six-months ended June 30, 2017.

Incentive Fee

The Consolidated Master Fund accrues a performance-based incentive fee (the “Incentive Fee”) on a monthly basis throughout the fiscal year of the Consolidated Master Fund. The Incentive Fee is paid to the Investment Manager promptly after the end of each fiscal year of the Consolidated Master Fund pursuant to the Consolidated Master Fund’s investment management agreement. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 15% of the amount by which the Consolidated Master Fund’s Net Capital Appreciation (as defined below) for each Fiscal Period ending within or coterminous with the close of such fiscal year exceeds the balance of the loss carryforward account and any allocated Management Fee expense for such Fiscal Period, without duplication for any Incentive Fees paid during such fiscal year. The Consolidated Master Fund also pays the Investment Manager the Incentive Fee in the event a Fiscal Period is triggered in connection with a repurchase offer by the Consolidated Master Fund. For purposes of calculating the Incentive Fee, “Net Capital Appreciation” means, with respect to any Fiscal Period, the difference, if any, between (x) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the end of that Fiscal Period (prior to the Incentive Fee for such Fiscal Period) increased by the dollar amount of the Consolidated Master Fund’s interests repurchased during the Fiscal Period (excluding repurchases as of the last day of the Fiscal Period after determination of the Incentive Fee), (ii) the amount of any dividends, distributions or withdrawals paid to shareholders during the Fiscal Period and not reinvested in the Consolidated Master Fund (excluding any dividends, distributions or withdrawals to be paid as of the last day of the Fiscal Period), and (iii) the Management Fee expense for that Fiscal Period, and (y) the sum of (i) the value of the Consolidated Master Fund’s net asset value at the beginning of that Fiscal Period (prior to the Management Fee for such Fiscal Period), increased by the dollar amount of the Consolidated Master Fund’s interests issued during the Fiscal Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Consolidated Master Fund) and (ii) the amount of any subscriptions to the Consolidated Master Fund during that Fiscal Period. All calculations of Net Capital Appreciation will be made (without duplication) after deduction of all general, administrative and other operating expenses of the Consolidated Master Fund (excluding the Incentive Fee) and any amounts necessary, in the Investment Manager’s sole discretion, as appropriate reserves for such expenses. The Consolidated Master Fund’s Incentive Fee was $10,933,554 for the six-months ended June 30, 2017.

Expense Payments

The Investment Manager may from time to time pay expenses on behalf of the Consolidated Master Fund and is subsequently reimbursed for such payments. As of June 30, 2017, the Consolidated Master Fund had no amounts payable to the Investment Manager for expense payments.

8. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Consolidated Master Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Consolidated Master Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Consolidated Master Fund; conditions affecting the general economy;

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Derivative Risk: The Consolidated Master Fund enters into derivatives transactions which may include, without limitation, options contracts, futures contracts, options on futures contracts, forward contracts, interest rate swaps, total return swaps, credit default swaps and other swap agreements for investment, hedging or leverage purposes. The Consolidated Master Fund’s use of derivative instruments may be particularly speculative and involves investment risks and transaction costs to which the Consolidated Master Fund would not be subject absent the use of these instruments, and the use of derivatives generally involves leverage in the sense that the investment exposure created by the derivatives may be significantly greater than the Consolidated Master Fund’s initial investment in the derivatives. Thus, the use of derivatives may result in losses in excess of principal or greater than if they had not been used. The ability to successfully use derivative instruments depends on the ability of the Investment Manager. The skills needed to employ derivatives strategies are different from those needed to select portfolio security and, in connection with such strategies, the Investment Manager must make predictions with respect to market conditions, liquidity, currency movements, market values, interest rates and other applicable factors, which may be inaccurate.

Credit and Counterparty Risk: The Consolidated Master Fund will be subject to credit risk with respect to the counterparties to its derivatives contracts (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of OTC instruments) purchased by the Consolidated Master Fund. The Investment Manager will evaluate and monitor the creditworthiness of counterparties in order to ensure that such counterparties can perform their obligations under the relevant agreements. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Consolidated Master Fund may experience significant delays in obtaining any recovery under the derivative contract in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy or other analogous proceeding. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Consolidated Master Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Consolidated Master Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. The Consolidated Master Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Currently, certain categories of interest rate and credit default swaps are subject to mandatory clearing, and more are expected to be cleared in the future. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that a clearing house, or its members, will satisfy the clearing house’s obligations to the Consolidated Master Fund. Counterparty risk with respect to certain exchange-traded and over-the counter derivatives may be further complicated by recently enacted U.S. financial reform legislation. Cash collateral that has been pledged to cover obligations of the Consolidated Master Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Liquidity Risk: Some securities held by the Consolidated Master Fund may be difficult to sell, or illiquid, during times of market turmoil or otherwise. Illiquid securities may also be difficult to value. If the Consolidated Master Fund is forced to sell an illiquid asset to meet repurchase requests or other cash needs, the Consolidated Master Fund may be forced to sell at a loss or at a price lower than it could have otherwise received.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

For the Six-Months Ended June 30, 2017 (Unaudited)

Non-Diversification Risk: The Consolidated Master Fund is classified as a “non-diversified” investment company which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Consolidated Master Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. The Consolidated Master Fund’s prospectus includes a discussion of the principal risks of investing in the Consolidated Master Fund and indirectly in the Consolidated Master Fund.

9. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments (if applicable), for the six-months ended June 30, 2017 were as follows:

Purchases	$230,547,668
Sales	$415,453,805

10. Administration Agreements

The Consolidated Master Fund and Feeder Funds have entered into administration, custody and transfer agency agreements (the “Administration Agreements”) with State Street Bank and Trust Company (“State Street”). State Street and/or its affiliates are responsible for providing administration, custody and transfer agency services for the Consolidated Master Fund and Feeder Funds, including, but not limited to: (i) maintaining corporate and financial books and records of the Consolidated Master Fund and Feeder Funds, (ii) providing administration services and (iii) performing other accounting and clerical services necessary in connection with the administration of the Consolidated Master Fund and Feeder Funds. The services performed by State Street may be completed by one or more of its affiliated companies.

11. Subsequent Events

The Investment Manager has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

Blackstone Real Estate Income Master Fund and Subsidiary

Supplemental Information

June 30, 2017 (Unaudited)

Form N-Q Filings

The Consolidated Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Consolidated Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Consolidated Master Fund’s first and third fiscal quarters. The Consolidated Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Consolidated Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Consolidated Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Consolidated Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 6-month period ended June 30 is available (1) without charge, upon request, by calling toll free, 1-800-248-1621 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

Each Feeder Fund’s registration statement includes additional information about the Trustees of the Consolidated Master Fund. The registration statement is available, without charge, upon request by calling 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev August, 2015

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎    Social Security number and income

∎    Assets and investment experience

∎    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund and Blackstone / GSO Strategic Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎    open an account or give us your income information

∎    provide employment information or give us your contact information

∎    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎    sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎    affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Real Estate Income Fund

Blackstone Real Estate Income Master Fund and Subsidiary

Trustees

Michael B. Nash, Chairman

Benedict Aitkenhead

Edward H. D’Alelio

Michael Holland

Thomas W. Jasper

Investment Manager

Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Jonathan Pollack, President and Chief Executive Officer

Anthony F. Marone, Jr., Chief Financial Officer and Treasurer

Leon Volchyok, Chief Legal Officer, Chief Compliance Officer and Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Real Estate Income Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Feeder Fund I or any securities mentioned in this report.

You can request a copy of the Feeder Fund I’s prospectus and statement of additional information without charge by calling the Feeder Fund I’s transfer agent at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to this semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Fund

By:	/s/ Jonathan Pollack
Jonathan Pollack (Principal Executive Officer)
Chief Executive Officer and President

Date: September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Pollack
Jonathan Pollack (Principal Executive Officer)
Chief Executive Officer and President

Date: September 1, 2017

By:	/s/ Anthony F. Marone, Jr.
Anthony F. Marone, Jr. (Principal Financial and Accounting Officer)
Chief Financial Officer and Treasurer

Date: September 1, 2017